Commitments and Contingencies (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Business exit costs	$ 9.1
Rental expenses	$ 19.5	$ 17.7	$ 10.6